Equity-based Arrangements (Details) - USD ($) $ in Millions					3 Months Ended	12 Months Ended
	Aug. 18, 2021	May 09, 2021	Aug. 04, 2020	Nov. 15, 2018	Aug. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2019	Dec. 31, 2018
Equity Plan [Member]
Equity-based Arrangements (Details) [Line Items]
Grant date fair value (in Dollars)			$ 5.8
Equity-based compensation expense (in Dollars)						$ 5.5
AgileThought, LLC PIP [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized								3,150
Grant date fair value (in Dollars)						1.2
2017 AN Management Stock Compensation Plan [Member]
Equity-based Arrangements (Details) [Line Items]
Cancelled in period					1,880
Class A Common Stock [Member] | Equity Plan [Member]
Equity-based Arrangements (Details) [Line Items]
Shares accelerated in period		1,372
2021 Equity Incentive Plan [Member] | Class A Common Stock [Member]
Equity-based Arrangements (Details) [Line Items]
Reserved shares	5,283,216
Common stock shares percentage	5.00%
Employee Stock Purchase Plan [Member] | Class A Common Stock [Member]
Equity-based Arrangements (Details) [Line Items]
Reserved shares	1,056,643
Total number of shares	1.00%
Initial share reserve percentage	200.00%
Purchase price of common stock percentage	85.00%
Restricted Stock Units (RSUs) [Member] | Equity Plan [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized			7,465
Equity-based compensation expense (in Dollars)						$ 1.0
Cancelled in period					4,921
Forfeited in period					1,472
Restricted Stock Units (RSUs) [Member] | Board Members [Member] | Equity Plan [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized			300
Equity-based compensation expense (in Dollars)							$ 0.2
Performance Shares [Member] | 4th Source [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized				8,394
Grant date fair value (in Dollars)				$ 2.9
Performance Shares [Member] | Agile Thought Inc Management Performance Share Plan [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized									1,232
Cancelled in period					1,232
Performance Shares [Member] | Share Based Payment Award Performance Period One [Member] | AgileThought, LLC PIP [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized								1,050
Performance Shares [Member] | Share Based Payment Award Performance Period One [Member] | 4th Source [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized				3,222
Performance Shares [Member] | Performance Period Two [Member] | AgileThought, LLC PIP [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized								1,050
Performance Shares [Member] | Performance Period Two [Member] | 4th Source [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized				4,528
Performance Shares [Member] | Performance Period Three [Member] | AgileThought, LLC PIP [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized								1,050
Performance Shares [Member] | Performance Period Three [Member] | 4th Source [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized				644